Non-current asset held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures Text Block

(€ million)	December 31, 2024
Assets
Property, plant and equipment owned	760
Right-of-use assets	116
Goodwill	7,255
Other intangible assets	2,928
Inventories	600
Accounts receivable	989
Other assets	841
Total assets held for sale	13,489
Liabilities
Lease liabilities	112
Non-current provisions and other non-current liabilities	204
Accounts payable	797
Current provisions and other current liabilities	570
Other liabilities	448
Total liabilities related to assets held for sale	2,131
In accordance with IFRS 5, the Opella held for sale asset group, and the related liabilities, have been measured at the lower of carrying amount and fair value less costs to sell. This valuation did not result in the recognition of any impairment.
The table below details the main items presented within Net income from discontinued operations:

(€ million)	2025	2024	2023
Net sales and other revenues (a)	1,736	5,092	4,942
Operating income (a)	264	305	915
Gain on disposal of Opella before tax	2,718	—	—
Income before tax and investments accounted for using the equity method	2,990	288	902
Income tax expense (b)	(116)	(240)	(585)
Net income from discontinued operations (Opella)	2,874	64	338
The table below presents basic and diluted earnings per share from discontinued operations (Opella), in accordance with IAS 33
(Earnings per Share):

(€ million)	2025	2024	2023
Net income from discontinued operations (Opella)	2,874	64	338
Average number of shares outstanding (million)	1,220.4	1,251.4	1,251.7
Average number of shares after dilution (million)	1,225.6	1,256.1	1,256.4
Basic earnings per share (in euros)	2.35	0.04	0.25
Diluted earnings per share (in euros)	2.34	0.04	0.25